Exhibit 99.1

Fairstone Financial Issuance Trust I

Asset Backed Notes, Series 2020-1

Sample Loan Agreed-Upon Procedures

Report To:

Fairstone Financial Inc.

Fairstone Financial Issuance Trust I

3 February 2020

Ernst & Young LLP 5 Times Square New York, NY 10036-6530	Tel: +1 212 773 3000 Fax: +1 212 773 6350 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Fairstone Financial Inc.

Fairstone Financial Issuance Trust I

630 René-Lévesque West, Suite 1400

Montreal, Quebec, H3B 4Z9

Re:	Fairstone Financial Issuance Trust I (the “Trust”)

Asset Backed Notes, Series 2020-1 (the “Notes”)

Sample Loan Agreed-Upon Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to by Fairstone Financial Inc. (the “Servicer”), the Trust, National Bank Financial Inc. (“National Bank”), National Bank of Canada Financial Inc. (“National Bank of Canada”), RBC Dominion Securities Inc. (“RBC Dominion”), RBC Capital Markets, LLC (“RBC Capital”), BMO Nesbitt Burns Inc. (“BMO Nesbitt”), BMO Capital Markets Corp. (“BMO Capital”), Scotia Capital Inc. (“Scotia Capital”), Scotia Capital (USA) Inc. (“Scotia Capital (USA)”), Citigroup Global Markets Inc. (“Citi”) and Barclays Capital Inc. (“Barclays,” together with the Servicer, Trust, National Bank, National Bank of Canada, RBC Dominion, RBC Capital, BMO Nesbitt, BMO Capital, Scotia Capital, Scotia Capital (USA) and Citi, the “Specified Parties”), solely to assist the Specified Parties in evaluating certain information relating to a pool of (i) personal loans secured by a second mortgage or immovable hypothec on a real or immovable property, respectively (the “Secured Loans”) and (ii) unsecured personal loans (the “Unsecured Loans,” together with the Secured Loans, the “Loans”) relating to the Trust’s securitization transaction. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Servicer, on behalf of the Trust, provided us with:

a.	Electronic data files:
i.

Labeled “FFIT I_ABS_2020_1_PRELIM_POOL_CUT_SPL_Dec 13.xlsx” and the corresponding record layout and decode information, as applicable (the “Preliminary Secured Data File”), that the Servicer, on behalf of the Trust, indicated contains information relating to certain personal loans secured by a second mortgage or immovable hypothec on a real or immovable property, respectively (the “Preliminary Secured Loans”) as of 30 November 2019 (the “Preliminary Cut-Off Date”) that are expected to be representative of the Secured Loans and

ii.

Labeled “FFIT I ABS_2020_1_PRELIM_POOL_CUT_UPL_Dec13.xlsx” and the corresponding record layout and decode information, as applicable (the “Preliminary Unsecured Data File,” together with the Preliminary Secured Data File, the “Provided Preliminary Data Files”), that the Servicer, on behalf of the Trust, indicated contains information relating to certain unsecured personal loans (the “Preliminary Unsecured Loans,” together with the Preliminary Secured Loans, the “Preliminary Loans”) as of the Preliminary Cut-Off Date that are expected to be representative of the Unsecured Loans,

b.	Imaged copies of:
i.	The disclosure statement, note and security agreement, personal loan agreement or other related documents (collectively and as applicable, the “Contract”),
ii.	Certain screen shots from the Servicer’s loan servicing system (the “System Screen Shots”) and
iii.

The charge/mortgage of land, deed of immovable hypothec or other related documents, as applicable (collectively and as applicable, the “Mortgage/Hypothec Agreement,” together with the Contract and System Screen Shots, the “Source Documents”),

that the Servicer, on behalf of the Trust, indicated relate to each Sample Loan (as defined in Attachment A),

c.	The list of relevant characteristics (the “Sample Characteristics”) on the Preliminary Data File (as defined in Attachment A), which is shown on Exhibit 1 to Attachment A, and
d.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing, observing or recalculating certain information that is further described in Attachment A. The Trust is responsible for the Provided Preliminary Data Files, Source Documents, Sample Characteristics and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Provided Preliminary Data Files, Source Documents or any other information provided to us by the Servicer, on behalf of the Trust, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion or conclusion as to (a) the existence of the Preliminary Loans or Loans, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Servicer, on behalf of the Trust, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Loans conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Loans,
iii.	Whether the originator(s) of the Loans complied with federal, state or local laws or regulations or
iv.

Any other factor or characteristic of the Loans that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

3 February 2020

Attachment A Page 1 of 2

Procedures performed and our associated findings

1.	As instructed by the Servicer, on behalf of the Trust, we randomly selected a sample of:
a.	17 Preliminary Secured Loans from the Preliminary Secured Data File (the “Sample Secured Loans”),
b.	32 Preliminary Unsecured Loans from the Preliminary Unsecured Data File with a HOMEOWNER value of “HO,” as shown on the Preliminary Unsecured Data File (the “Sample Home Owner Unsecured Loans”), and
c.

51 Preliminary Unsecured Loans from the Preliminary Unsecured Data File with a HOMEOWNER value of “NHO,” as shown on the Preliminary Unsecured Data File (the “Sample Non-Home Owner Unsecured Loans,” together with the Sample Home Owner Unsecured Loans, the “Sample Unsecured Loans”),

(collectively, the “Sample Loans”).

For the purpose of this procedure, the Servicer, on behalf of the Trust, indicated that the:

i.	Preliminary Secured Loans represented approximately 17% of the Preliminary Loans,
ii.	Preliminary Unsecured Loans with a HOMEOWNER value of “HO,” as shown on the Preliminary Unsecured Data File, represented approximately 32% of the Preliminary Loans and
iii.	Preliminary Unsecured Loans with a HOMEOWNER value of “NHO,” as shown on the Preliminary Unsecured Data File, represented approximately 51% of the Preliminary Loans.

We performed no procedures to determine the validity of the information provided by the Servicer, on behalf of the Trust, as described in the preceding sentence.

For the purpose of this procedure, the Servicer, on behalf of the Trust, did not inform us as to the basis for how they determined the number of Sample Loans or the methodology they instructed us to use to select the Sample Loans from the Preliminary Secured Data File or Preliminary Unsecured Data File, as applicable.

For the purpose of the procedures described in this report the 100 Sample Loans are referred to as Sample Loan Numbers 1 through 100.

2.

As instructed by the Servicer, on behalf of the Trust, we combined the information on the Preliminary Secured Data File and Preliminary Unsecured Data File. The Preliminary Secured Data File and Preliminary Unsecured Data File, as combined, are hereinafter referred to as the “Preliminary Data File.”

Attachment A Page 2 of 2

3.	For each Sample Loan, we:

a.

Compared the Sample Characteristics listed on Exhibit 1 to Attachment A, as shown on the Preliminary Data File, to the corresponding information located on, or to the corresponding information we recalculated using information located on, the Source Documents, subject to the instructions, assumptions and methodologies provided by the Servicer, on behalf of the Trust, described in the notes to Exhibit 1 to Attachment A. The Source Document(s) that we were instructed by the Servicer, on behalf of the Trust, to use for each Sample Characteristic are shown on Exhibit 1 to Attachment A. All such compared information was in agreement.

b.

Observed that the Contract contained a signature in the borrower signature section of the Contract. We performed no procedures to determine the validity of any signatures contained in the borrower signature section of the Contract.

4.	For each Sample Secured Loan, we:

a.	Observed the existence of a Mortgage/Hypothec Agreement.

b.

Observed that “CitiFinancial Canada, Inc.,” “CitiFinancial Canada East Corporation,” “Fairstone Financial Inc.” or “Fairstone Financiere Inc.” was the named mortgagee or chargee on the Mortgage/Hypothec Agreement.

c.

Observed that there is a property on which there will be a mortgage or hypothec in the corresponding section of the Contract. We performed no procedures to determine the validity of any information relating to the property on which there will be a mortgage or hypothec shown on the Contract.

5.	For each Sample Unsecured Loan, we observed that the Contract:
a.	Was labeled as a “Personal Loan Agreement” or
b.	Contained a check mark for any option in the security agreement section.

We performed no procedures to determine the validity of any information in the security agreement section of the Contract.

Exhibit 1 to Attachment A

Sample Characteristics and Source Documents

Sample Characteristic	Preliminary Data File Field Name	Source Document(s)	Note(s)

Customer account number	LOAN_NUMBER	Contract	i.

Origination date	NOTE_DATE	Contract or Mortgage/Hypothec Agreement	ii.

Original principal balance	LOAN_AMOUNT	(a) Contract or (b) Contract and recalculation	iii.

Interest rate	INTEREST_RATE_CURRENT	Contract or System Screen Shots	iv.

Monthly payment amount	MONTHLY_PAYMENT_AMOUNT	Contract or System Screen Shots	v.

Original term	TERM	Contract or System Screen Shots	vi.

Obligor province	BORROWER_MAILING_STATE	Contract

Current principal balance	ADJUSTED_LOAN_BALANCE	System Screen Shots	vii.

Notes:

i.	For identification purposes only.

ii.	For the purpose of comparing the origination date Sample Characteristic for each Sample Unsecured Loan, the Servicer, on behalf of the Trust, instructed us to use the Contract as the Source Document.

For the purpose of comparing the origination date Sample Characteristic for each Sample Secured Loan, the Servicer, on behalf of the Trust, instructed us to use the Mortgage/Hypothec Agreement as the Source Document.

Exhibit 1 to Attachment A

Notes: (continued)

iii.	For the purpose of comparing the original principal balance Sample Characteristic for each Sample Loan, the Servicer, on behalf of the Trust, instructed to:
a.

Use the original principal balance, as shown on the Contract, or, if the original principal balance, as shown on the Contract, is different than the original principal balance, as shown on the Preliminary Data File, recalculate the original principal balance by adding the:

(1)	Net capital to
(2)	Insurance premiums,

both as shown on the Contract, and

b.	Ignore differences of +/-$0.88 or less.

iv.

For the purpose of comparing the interest rate Sample Characteristic for each Sample Loan (except for Sample Loan Numbers 39, 65, 83 and 91), the Servicer, on behalf of the Trust, instructed us to use the Contract as the Source Document, subject to the additional instruction(s) described in the succeeding paragraph(s) of this note.

For the purpose of comparing the interest rate Sample Characteristic for Sample Loan Numbers 39, 65, 83 and 91, the Servicer, on behalf of the Trust, instructed us to use the System Screen Shots as the Source Document, subject to the additional instruction(s) described in the succeeding paragraph(s) of this note.

For the purpose of this procedure, the Servicer, on behalf of the Trust, instructed us to ignore absolute differences of +/- 0.01% or less.

Exhibit 1 to Attachment A

Notes: (continued)

v.

For the purpose of comparing the monthly payment amount Sample Characteristic for each Sample Loan (except for Sample Loan Numbers 42, 48, 64, 65, 83 and 91), the Servicer, on behalf of the Trust, instructed us to use the monthly payment amount, as shown on the Contract, corresponding to the second payment date, as shown on the Contract, subject to the additional instruction(s) described in the succeeding paragraph(s) of this note.

For the purpose of comparing the monthly payment amount Sample Characteristic for Sample Loan Numbers 42, 48 and 64, the Servicer, on behalf of the Trust, instructed us to use the monthly payment amount, as shown on the Contract, corresponding to the first payment date, as shown on the Contract, subject to the additional instruction(s) described in the succeeding paragraph(s) of this note.

For the purpose of comparing the monthly payment amount Sample Characteristic for Sample Loan Numbers 65, 83 and 91, the Servicer, on behalf of the Trust, instructed us to use the System Screen Shots as the Source Document, subject to the additional instruction(s) described in the succeeding paragraph(s) of this note.

For the purpose of this procedure, the Servicer, on behalf of the Trust, instructed us to ignore differences of +/- $0.01.

vi.

For the purpose of comparing the original term Sample Characteristic for each Sample Loan (except for Sample Loan Numbers 65, 83 and 91), the Servicer, on behalf of the Trust, instructed us to use the Contract as the Source Document.

For the purpose of comparing the original term Sample Characteristic for Sample Loan Numbers 65, 83 and 91, the Servicer, on behalf of the Trust, instructed us to use the System Screen Shots as the Source Document.

vii.

The Servicer, on behalf of the Trust, indicated that certain of the System Screen Shots contained account activity which occurred after the Preliminary Cut-Off Date. For the purpose of comparing the current principal balance Sample Characteristic, the Servicer, on behalf of the Trust, instructed us to only consider account activity shown on the System Screen Shots which occurred on or prior to the Preliminary Cut-Off Date, subject to the additional instruction(s) described in the succeeding paragraph(s) of this note.

For the purpose of this procedure, the Servicer, on behalf of the Trust, instructed us to ignore differences of +/- $0.01 or less.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Servicer, on behalf of the Trust, described in the notes above.